Debt (Tables)	12 Months Ended
Dec. 31, 2010
Debt Tables Abstract
Debt Fair Value By Type Table
	December 31,
	2010		2009
	Carrying	Fair	Carrying	Fair
	Amount	Value	Amount	Value

	(in millions)
Non-recourse debt	$14,939	$15,269	$13,828	$14,175
Recourse debt	4,612	4,868	5,515	5,603
Total debt	$19,551	$20,137	$19,343	$19,778

Carrying Amount And Terms Of Non-Recourse Debt
			December 31,
NON-RECOURSE DEBT	Interest Rate(1)	Maturity	2010	2009

			(in millions)
VARIABLE RATE:(2)
Bank loans	2.39%	2011 - 2027	$3,836	$3,109
Notes and bonds	12.14%	2011 - 2020	2,982	1,922
Debt to (or guaranteed by) multilateral,
export credit agencies or development banks(3)	2.95%	2011 - 2027	1,848	1,679
Other	4.13%	2011 - 2038	365	922
FIXED RATE:
Bank loans	8.44%	2011 - 2023	424	446
Notes and bonds	7.28%	2011 - 2037	4,830	5,265
Debt to (or guaranteed by) multilateral,
export credit agencies or development banks(3)	6.41%	2011 - 2027	467	406
Other	6.31%	2011 - 2039	187	79
SUBTOTAL			$14,939(4)	$13,828(4)
Less: Current maturities			(2,567)	(1,707)
TOTAL			$12,372	$12,121

Schedule For Maturity For Non-Recourse Debt
		Annual
December 31,		Maturities
		(in millions)
2011	.	$2,567
2012	.	646
2013	.	941
2014	.	1,826
2015	.	1,124
Thereafter		7,835
Total non-recourse debt		$14,939

Debt In Default Table
	Primary Nature	December 31, 2010
Subsidiary	of Default	Default	Net Assets

		(in millions)
Maritza	Covenant	$986	$262
Sonel	Covenant	390	357
Kelanitissa	Covenant	28	31
Aixi	Payment	4	(8)
Total		$1,408

Carrying Amount And Terms Of Recourse Debt
			December 31,
RECOURSE DEBT	Interest Rate	Maturity	2010	2009

			(in millions)
Senior Unsecured Note	9.375%	2010	$-	$214
Senior Secured Term Loan	LIBOR + 1.75%	2011	200	200
Senior Unsecured Note	8.875%	2011	129	129
Senior Unsecured Note	8.375%	2011	134	139
Second Priority Senior Secured Note	8.75%	2013	-	690
Senior Unsecured Note	7.75%	2014	500	500
Senior Unsecured Note	7.75%	2015	500	500
Senior Unsecured Note	9.75%	2016	535	535
Senior Unsecured Note	8.00%	2017	1,500	1,500
Senior Unsecured Note	8.00%	2020	625	625
Term Convertible Trust Securities	6.75%	2029	517	517
Unamortized discounts			(28)	(34)
SUBTOTAL			$4,612	$5,515
Less: Current maturities			(463)	(214)
Total			$4,149	$5,301

Schedule For Maturity For Recourse Debt
December 31,		Annual Maturities
		(in millions)
2011	.	$463
2012	.	-
2013	.	-
2014	.	497
2015	.	500
Thereafter		3,152
Total recourse debt		$4,612